Accounting policies - Schedule of Reconciliation about operating lease obligations (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments at 31 December 2018		£ 3,628.2
Short-term leases not included in lease liabilities		(73.8)
Extension options reasonably certain to be exercised		115.1
Signed leases not yet commenced		(598.1)
Gross lease liabilities	£ 3,239.5
Effect of discounting	(893.8)
Lease liabilities	£ 2,345.7
Impact on Initial Application of IFRS16 [member]
Disclosure of initial application of standards or interpretations [line items]
Gross lease liabilities		3,071.4
Effect of discounting		(745.2)
Lease liabilities		£ 2,326.2